17. Segment and Geographic Information (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369	$ 3,835	$ 16,658	$ 12,825
Service [Member]
Revenues	$ 274	$ 232	$ 995	$ 868